Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Apr. 21, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock par value (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued		0	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued		8,310,004	2,469,648	2,449,648
Common stock, shares outstanding	8,310,004	8,310,004	2,469,648	2,449,648